Derivative financial instruments - Weighted average interest rates in hedge relationships (Details)	12 Months Ended
Sep. 30, 2019 ¥ / $ ¥ / $ $ / $ $ / $ € / $ € / $
Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Foreign currency and interest rate risks | EUR:AUD
Financial instruments
FX rate | € / $	0.6929
Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Foreign currency and interest rate risks | EUR:NZD
Financial instruments
FX rate | € / $	0.6079
Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Foreign currency and interest rate risks | HKD:NZD
Financial instruments
FX rate | $ / $	4.9670
Net Investment Hedging | Forward contracts | Foreign exchange risk | NZD:AUD
Financial instruments
FX rate | $ / $	1.0545
Parent Entity | Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Foreign currency and interest rate risks | EUR:AUD
Financial instruments
FX rate | € / $	0.6929
Parent Entity | Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Foreign currency and interest rate risks | JPY:AUD
Financial instruments
FX rate | ¥ / $	81.4507
Parent Entity | Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Foreign currency and interest rate risks | CNH:AUD
Financial instruments
FX rate | ¥ / $	4.9328
Parent Entity | Net Investment Hedging | Forward contracts | Foreign exchange risk | NZD:AUD
Financial instruments
FX rate | $ / $	1.0546